Taxation - Components of Aggregate Deferred Tax Assets and liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred tax assets
Education expense	¥ 8		¥ 10	¥ 49
Advertising expense	423		179
Provision for bad debt	9,665		7,186	3,148
Accrued expense	367		159	253
Charitable donation	2,046		910
Capitalized R&D in PRC tax return	13,160		13,160	6,123
Intangible assets under PRC Law	3,905		1,364	1,218
Loss carry-forward	65,448		28,747	19,236
Total deferred tax assets	95,022		51,715	30,027
Less: Valuation allowance	48,663		33,323	22,909	¥ 22,301
Total deferred tax assets, net	46,359		18,392	¥ 7,118
Deferred tax liabilities
Intangible assets from acquisitions	212		249
Total deferred tax liabilities, net	¥ 212	$ 30	¥ 249